Schedule of earnings per share, basic and diluted (Details) - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Net loss per share* (Note 16)
Net loss for the period attributable to shareholders	$ (858,417)		$ (1,655,880)		$ (3,383,806)		$ (15,602,792)		$ (3,213,360)
Weighted-average number of ordinary shares, basic	1,679,782	[1]	862,293	[1]	885,796	[2]	862,293	[2]	637,050	[2]
Net loss per share attributable to shareholders, basic	$ (0.51)	[1]	$ (1.92)	[1]	$ (3.82)	[2]	$ (18.09)	[2]	$ (5.04)	[2]

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.
[2]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.